Statement of Shareholders' Equity (Parentheticals) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Statement Of Shareholders Equity [Abstract]
Cash Flow Hedge Gain Loss Reclassify To Earnings Net		$ 13
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Tax	$ 0	$ 0